05048745

1-32475

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006

April 18, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
APR 1 8 2005

Dear Mr. Johnson:

This is to certify that on April 18, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Birch Mountain Resources Ltd. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Shares

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
APR 20 2005
THOMSON FINANCIAL

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl